First Trust Managed Municipal Fund Average Annual Total Returns			10 Months Ended	12 Months Ended	43 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Municipal Bond 5-15 Year Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]			5.73%	3.99%
Performance Inception Date	[1]	Jun. 15, 2022
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]			4.25%	3.77%
Performance Inception Date	[1]	Jun. 15, 2022
A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]
Performance Inception Date	[2]	Mar. 04, 2025
I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent				3.81%	3.94%
Performance Inception Date		Jun. 15, 2022
I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent				3.77%	3.81%
Performance Inception Date		Jun. 15, 2022
I | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent				3.81%	3.94%
Performance Inception Date		Jun. 15, 2022

[1]	Since inception return is based on the Class I Shares inception date.
[2]	Because Class A shares had an inception date of March 4, 2025, performance data is not available for any of the periods indicated above.